Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	2021	2020
	$'000	$'000

Derivative instruments
Non‑deliverable forwards	124,023	652,088
Embedded options within listed bonds	1,940,000	1,450,000
	2,064,023	2,102,088

Schedule of fair value of derivative instruments

	2021	2020
	$'000	$'000

Derivative instruments
Non‑deliverable forwards	(3,771)	27,495
Embedded options within listed bonds	165,100	155,196
Embedded options within revenue contracts	—	(7,285)
	161,329	175,406

Schedule of changes in fair value of derivative instruments

	2021	2020	2019
	$'000	$'000	$'000

Derivative instruments
Non‑deliverable forwards	(3,897)	29,151	53
Embedded options within listed bonds	604	110,655	17,245
Embedded options within revenue contracts	7,231	(169)	—
	3,938	139,637	17,298

Schedule of credit ratings of derivative instruments

	2021	2020
	$'000	$'000

Derivative financial instrument assets
AA+	—	7,500
B+	—	—
B	—	3,590
B-	—	10,938
BB-	—	5,467
Not rated	165,100	155,196
	165,100	182,691

Schedule of reconciliation of movements of derivative financial instruments

2021
$'000

Non-deliverable forwards
Opening balance	27,495
Fair value loss (unrealized foreign exchange on open contracts)	(3,897)
Foreign exchange gain	10,342
Cash flow on settlement	(37,711)
(3,771)